FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) (CAD)	Dec. 31, 2013	Dec. 31, 2012
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Transfers between hierarchy levels	0
Financial Assets:
Marketable securities	13,389,000	7,699,000
Financial Liabilities:
Long-term debt	1,025,298,000	1,069,565,000
Senior notes
Financial Liabilities:
Long-term debt	810,904,000
Carrying Value | Senior notes
Financial Liabilities:
Long-term debt	810,900,000	808,600,000
Fair Value
Financial Assets:
Marketable securities	13,400,000	7,700,000
Fair Value | Senior notes
Financial Liabilities:
Long-term debt	837,800,000	896,900,000